LORD ABBETT RESEARCH FUND, INC.

90 Hudson Street

Jersey City, New Jersey 07302-3973

April 6, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Lord Abbett Research Fund, Inc.
1933 Act File No. 033-47641
1940 Act File No. 811-06650

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 41 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on March 30, 2009.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2676.

Sincerely yours,

/s/ Raina Tai-Chew
Raina Tai-Chew
Paralegal
Lord, Abbett & Co. LLC